LONG TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2021
LONG TERM DEBT
Summary of lease expense
The components of lease expense were as follows:
	Three Months Ended	Nine Months Ended
	September 30, 2021	September 30, 2021
Operating lease cost	$43,133	$129,399
Short term lease cost	-	-
Total net lease cost	$43,133	$129,399

	Three Months Ended	Nine Months Ended
	September 30, 2020	September 30, 2020
Operating lease cost	$43,133	$129.399
Short term lease cost	-	-
Total net lease cost	$43,133	$129,399

Schedule of measurement of lease liabilities
Nine Months Ended
September 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:

Operating lease payments	135,900

Weighted average remaining lease term (in years):	0.17

Summary of supplemental cash flow information
Long Term Debt	September 30, 2021	December 30, 2020
PPP Loan	397,500	198,750
Operating lease payable	14,377	225,054
Notes Payable – ICT (related party)	675,199	926,768
Total Debt	1,087,076	1,350,572
Less: Current Portion (operating lease payable)	(14,377)	(181,199)
Total Long-Term Debt	1,072,699	1,169,373